Schedule of Estimated Useful Lives (Details)	Mar. 31, 2025
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Tooling and Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Computer and Other Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years